Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value
Airlines (1.1%)
Copa Holdings SA Class A (Panama)(NON)(S)	48,408	$4,241,993

		4,241,993
Automobiles (1.6%)
BYD Co,. Ltd. Class H (China)	246,500	6,191,833

		6,191,833
Banks (19.1%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	1,110,239	2,905,901
Alinma Bank (Saudi Arabia)	1,200,773	11,111,846
Bank Central Asia Tbk PT (Indonesia)	18,322,200	10,901,864
Bank Mandiri Persero Tbk PT (Indonesia)	12,915,800	8,678,031
Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,403,400	11,263,423
ICICI Bank, Ltd. (India)	1,839,091	21,772,729
KB Financial Group, Inc. (South Korea)	158,881	6,381,493

		73,015,287
Chemicals (0.9%)
Gujarat Fluorochemicals, Ltd. (India)	35,976	1,558,038
Hansol Chemical Co., Ltd. (South Korea)	12,244	1,994,443

		3,552,481
Electrical equipment (0.7%)
KEI Industries, Ltd. (India)	138,799	2,613,762

		2,613,762
Electronic equipment, instruments, and components (3.2%)
Samsung SDI Co., Ltd. (South Korea)	13,228	7,448,697
Sinbon Electronics Co., Ltd. (Taiwan)	528,000	4,677,603

		12,126,300
Food and staples retailing (5.7%)
Dino Polska SA (Poland)(NON)	42,898	3,515,302
Shoprite Holdings, Ltd. (South Africa)	370,851	5,470,497
Sumber Alfaria Trijaya Tbk PT (Indonesia)	16,567,900	3,265,058
WalMart de Mexico (Walmex) SAB de CV (Mexico)	2,425,600	9,585,985

		21,836,842
Food products (1.4%)
China Mengniu Dairy Co., Ltd. (China)	1,214,000	5,432,172

		5,432,172
Health-care equipment and supplies (1.0%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	87,400	3,988,856

		3,988,856
Health-care providers and services (2.6%)
Apollo Hospitals Enterprise, Ltd. (India)	84,744	4,954,737
Max Healthcare Institute, Ltd. (India)(NON)	887,943	4,945,078

		9,899,815
Hotels, restaurants, and leisure (0.6%)
Indian Hotels Co., Ltd. (India)	586,569	2,336,652

		2,336,652
Household durables (0.4%)
Dixon Technologies (India), Ltd. (India)	27,675	1,459,196

		1,459,196
Insurance (3.6%)
AIA Group, Ltd. (Hong Kong)	760,200	7,753,268
Ping An Insurance Group Co. of China, Ltd. Class H (China)	963,000	5,965,663

		13,718,931
Interactive media and services (3.7%)
Tencent Holdings, Ltd. (China)	376,300	14,140,115

		14,140,115
Internet and direct marketing retail (8.3%)
Alibaba Group Holding, Ltd. (China)(NON)	620,868	6,775,991
JD.com, Inc. Class A (China)	225,445	6,420,177
JD.com, Inc. ADR (China)(S)	48,800	2,790,384
Meituan Class B (China)(NON)	312,900	6,720,212
MercadoLibre, Inc. (Brazil)(NON)	4,615	4,296,496
Pinduoduo, Inc. ADR (China)(NON)	56,100	4,602,444

		31,605,704
IT Services (3.3%)
Tata Consultancy Services, Ltd. (India)	299,803	12,610,967

		12,610,967
Machinery (1.3%)
Shenzhen Inovance Technology Co., Ltd. Class A (China)	300,160	2,960,790
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	165,000	1,986,940

		4,947,730
Metals and mining (1.5%)
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	92,114	3,755,361
Vale Indonesia Tbk PT (Indonesia)(NON)	3,856,100	1,819,188

		5,574,549
Oil, gas, and consumable fuels (7.0%)
PetroChina Co., Ltd. Class H (China)	13,384,000	6,090,369
PTT Exploration & Production PCL (Thailand)	908,600	4,792,276
Reliance Industries, Ltd. (India)	465,997	15,706,593

		26,589,238
Pharmaceuticals (2.5%)
AstraZeneca PLC (United Kingdom)	41,275	5,585,103
Sun Pharmaceutical Industries, Ltd. (India)	302,150	3,890,363

		9,475,466
Professional services (0.9%)
Centre Testing International Group Co., Ltd. Class A (China)	1,116,856	3,302,923

		3,302,923
Real estate management and development (1.5%)
Country Garden Services Holdings Co., Ltd. (China)	1,384,000	3,459,630
Phoenix Mills, Ltd. (The) (India)	130,269	2,333,745

		5,793,375
Semiconductors and semiconductor equipment (13.8%)
Advanced Micro Devices, Inc.(NON)	98,600	7,654,318
ASPEED Technology, Inc. (Taiwan)	29,700	2,078,317
Faraday Technology Corp. (Taiwan)	787,000	4,428,378
LEENO Industrial, Inc. (South Korea)	25,964	3,441,352
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,186,889	34,938,174

		52,540,539
Software (1.5%)
Totvs SA (Brazil)	999,820	5,945,724

		5,945,724
Technology hardware, storage, and peripherals (4.7%)
Samsung Electronics Co., Ltd. (South Korea)	370,687	17,801,769

		17,801,769
Textiles, apparel, and luxury goods (4.4%)
Li Ning Co., Ltd. (China)	776,000	6,218,790
LVMH Moet Hennessy Louis Vuitton SA (France)	10,315	7,986,500
Shenzhou International Group Holdings, Ltd. (China)	283,000	2,577,727

		16,783,017
Transportation infrastructure (1.3%)
International Container Terminal Services, Inc. (Philippines)	1,367,310	4,969,977

		4,969,977
Wireless telecommunication services (0.7%)
MTN Group, Ltd. (South Africa)	333,017	2,725,428

		2,725,428

Total common stocks (cost $330,863,028)		$375,220,641

UNITS (1.1%)(a)
	Units	Value
Banco BTG Pactual SA (Brazil)	869,800	$4,218,807

Total units (cost $4,373,073)		$4,218,807

SHORT-TERM INVESTMENTS (1.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.10%(AFF)	3,627,875	$3,627,875
Putnam Short Term Investment Fund Class P 3.95%(AFF)	2,537,930	2,537,930

Total short-term investments (cost $6,165,805)		$6,165,805
TOTAL INVESTMENTS

Total investments (cost $341,401,906)		$385,605,253

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $381,654,636.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,251,990	$9,685,761	$11,309,876	$39,063	$3,627,875
	Putnam Short Term Investment Fund**	4,451,141	41,138,465	43,051,676	19,697	2,537,930

	Total Short-term investments	$9,703,131	$50,824,226	$54,361,552	$58,760	$6,165,805
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $3,627,875 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,669,204.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	22.9%
	India	19.4
	Taiwan	12.1
	South Korea	9.7
	Indonesia	6.5
	Mexico	5.5
	Brazil	3.8
	Saudi Arabia	2.9
	United States	2.7
	Hong Kong	2.5
	United Kingdom	2.4
	South Africa	2.1
	France	2.1
	Philippines	1.3
	Thailand	1.3
	Panama	1.1
	Poland	0.9
	United Arab Emirates	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$16,865,543	$—
Consumer discretionary	11,689,324	46,687,078	—
Consumer staples	9,585,985	17,683,029	—
Energy	4,792,276	21,796,962	—
Financials	11,263,423	75,470,795	—
Health care	—	23,364,137	—
Industrials	4,241,993	15,834,392	—
Information technology	13,600,042	87,425,257	—
Materials	—	9,127,030	—
Real estate	—	5,793,375	—

Total common stocks	55,173,043	320,047,598	—
Units	4,218,807	—	—
Short-term investments	—	6,165,805	—

Totals by level	$59,391,850	$326,213,403	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com